Equity Method Investments: (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Equity Method Investments [Line Items]
Other Nonrecurring Gain		$ 3,161	$ 13,727
Direct Operating Costs		110,373	112,164
Income (Loss) from Equity Method Investments		33	(18)
Long-Term Investments		452		$ 826
Interchart [Member]
Schedule of Equity Method Investments [Line Items]
Other Nonrecurring Gain	$ 194
Direct Operating Costs		0	2,070
Income (Loss) from Equity Method Investments		0	(55)
Starocean [Member]
Schedule of Equity Method Investments [Line Items]
Income (Loss) from Equity Method Investments		$ 33	$ 37
Equity Method Investment, Ownership Percentage		25.00%
Long-Term Investments		$ 327		$ 294
CCL Pool [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		33.00%
Long-Term Investments		$ 125